SHARE CAPITAL (Details Narrative) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Authorized shares	200,000,000	200,000,000
Paid up capital ordinary shares	132,425,321	132,425,321
Par value per share	$ 0.001